As filed with the Securities and Exchange Commission on April 9, 2014

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 350	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 352	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	245 Park Avenue, 35th Floor
Washington, DC 20006	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On May 9, 2014 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 350 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until May 9, 2014, the effectiveness of Post-Effective Amendment No. 230 (“PEA No. 230”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-387439 on October 1, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 230 by means of this filing, Parts A, B and C of PEA No. 230 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the WisdomTree Intermediate Credit Bond Negative Duration Fund is incorporated herein by reference to Part A of PEA No. 230.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Intermediate Credit Bond Negative Duration Fund is incorporated herein by reference to Part B of PEA No. 230.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 230.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 350 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 9th day of April, 2014.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 350 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated

Signatures	Title	Date

/s/ Jonathan Steinberg*	President (Principal Executive Officer) and Trustee	April 9, 2014
Jonathan Steinberg

/s/ David Castano*	Treasurer (Principal Financial and Accounting Officer)	April 9, 2014
David Castano

/s/ David Chrencik*	Trustee	April 9, 2014
David Chrencik

/s/ Joel Goldberg*	Trustee	April 9, 2014
Joel Goldberg

/s/ Toni Massaro*	Trustee	April 9, 2014
Toni Massaro

/s/ Melinda Raso Kirstein*	Trustee	April 9, 2014
Melinda Raso Kirstein

/s/ Victor Ugolyn*	Trustee	April 9, 2014
Victor Ugolyn

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)